Shareholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders’ Equity (Deficit)

NOTE 13 – SHAREHOLDERS’ EQUITY

Private Placements

During the three months ended March 31, 2021, the Company sold 11,787,766 shares of common stock in 46 separate private placement transactions. The Company received $3,488,725 in proceeds from the sales. In connection with the stock sales, the Company also issued 5,893,889 five-year warrants to purchase shares of common stock at exercise prices between $0.27 and $1.05 per share.

Investment Agreement Draws

During the three months ended March 31, 2021, the Company issued 3,006,098 common shares pursuant to draws made by the Company under the Investment Agreement and received an aggregate of $900,636 in net proceeds from the draws.

Shares issued to Consultants

During the three months ended March 31, 2022 and 2021, the Company issued 5,250 and 475,000 common shares, respectively, to consultants for services rendered. In connection with the issuances, the Company recognized expenses totaling $8,044 and $122,829 in the three months ended March 31, 2022 and 2021, respectively.

Common Stock Issuable

As of March 31, 2022 and December 31, 2021, the Company was obligated to issue the following shares:

	March 31, 2022		December 31, 2020
	Amount	Shares	Amount	Shares

Shares issuable to consultants, employees and directors	$318,040	938,191	282,347	719,366

Stock Warrants

Transactions involving our stock warrants during the three months ended March 31, 2022 and 2021 are summarized as follows:

	2022		2021
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	59,796,992	$0.25	51,352,986	$0.14
Granted during the period	—	$0.00	19,585,790	$0.34
Exercised during the period	—	$0.00	(11,196,742)	$(0.06)
Expired during the period	(430,000)	$(0.44)	—	$—
Outstanding at end of the period	59,366,992	$0.25	59,742,034	$0.22

Exercisable at end of the period	59,366,992	$0.25	59,742,034	$0.22

Weighted average remaining life	3.0 years		3.7 years

The following table summarizes information about the Company’s stock warrants outstanding as of March 31, 2022:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.0001 to 0.09	14,789,573	2.8	$0.07	14,789,573	$0.07
$0.10 to 0.24	9,474,380	2.5	$0.17	9,474,380	$0.17
$0.25 to 0.49	31,486,448	3.1	$0.31	31,486,448	$0.31
$0.50 to 1.05	3,616,591	4.1	$0.69	3,616,591	$0.69
$0.05 to 1.00	59,366,992	3.0	$0.25	59,366,992	$0.25

During the three months ended March 31, 2022 and 2021, the Company issued -0- and 19,585,790 warrants, respectively, the aggregate grant date fair value of which was $-0- and $4,496,555, respectively. The fair value of the warrants was calculated using the following range of assumptions:

	2022	2021
Pricing model utilized	No warrants issued	Binomial Lattice
Risk free rate range	No warrants issued	0.38% to 0.86%
Expected life range (in years)	No warrants issued	3.00 to 5.00 years
Volatility range	No warrants issued	170.58% to 193.21%
Dividend yield	No warrants issued	0.00%

There were no warrants exercised during the three months ended March 31, 2022. During the three months ended March 31, 2021, the Company received $62,500 upon the exercise of 625,000 warrants with an exercise price of $0.10. Additionally, the Company issued 9,047,332 shares upon cashless exercise of 10,571,742 warrant shares exercised using a cashless exercise feature in settlement of litigation and other disputes in amounts totaling $614,221 that had been accrued in 2020.

Employee Equity Incentive Plans

On January 1, 2016, the Company adopted the 2016 Employee Equity Incentive Plan (the “2016 EIP”) for the purpose of having equity awards available to allow for equity participation by its employees. The 2016 EIP allowed for the issuance of up to 15,503,680 shares of the Company’s common stock to employees, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2016 EIP is governed by the Company’s board, or a committee that may be appointed by the board in the future. The 2016 EIP expired during 2021 but allows for the prospective issuance of shares of common stock subject to vesting of awards made prior to expiration of the 2016 EIP.

On September 9, 2021, the Company adopted the 2021 Employee Equity Incentive Plan (the “2021 EIP” and, together with the 2016 EIP, the “EIPs”) for the purpose of having equity awards available to allow for equity participation by its employees. The 2021 EIP allows for the issuance of up to 20,000,000 shares of the Company’s common stock to employees, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2021 EIP is governed by the Company’s board, or a committee that may be appointed by the board in the future.

Amounts recognized in the financial statements with respect to the EIPs in the three months ended March 31, 2022 and 2021 were as follows:

	2022	2021
Total cost of share-based payment plans during the period	$100,422	$307,160
Amounts capitalized in deferred equity compensation during period	$—	$—
Amounts charged against income for amounts previously capitalized	$8,438	$—
Amounts charged against income, before income tax benefit	$108,860	$307,160
Amount of related income tax benefit recognized in income	$—	$—

Stock Options

Stock options granted under the EIPs typically vest over a period of three to four years or based on achievement of Company and individual performance goals. The following table summarizes stock option activity as of and for the three months ended March 31, 2022 and 2021:

	2022		2021
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	3,456,250	$0.23	3,111,750	$0.20
Granted during the period	—	$—	—	$—
Exercised during the period	(12,500)	$(0.26)	(12,500)	$(0.25)
Forfeited during the period	(137,500)	$(0.35)	(32,500)	$(0.16)
Outstanding at end of period	3,306,250	$0.22	3,066,750	$0.20

Options exercisable at period-end	2,535,000	$0.20	2,276,750	$0.17

As of March 31, 2022, there was $108,313 of total unrecognized compensation cost related to options granted under the EIPs. That cost is expected to be recognized over a weighted-average period of 2.4 years.

The total fair value of options vested during the three months ended March 31, 2022 and 2021 was $2,627 and $46,746, respectively. The aggregate intrinsic value of share options exercised during the three months ended March 31, 2022 and 2021 was $388 and $9,725, respectively. During the three months ended March 31, 2022, the Company issued 1,394 shares upon cashless exercise of 12,500 option shares exercised using a cashless exercise feature. During the three months ended March 31, 2021, the Company received $3,150 upon the exercise of 12,500 options with an exercise price of $0.252.

The fair value of each stock option award is estimated on the date of grant using a binomial lattice option-pricing model based on the assumptions noted in the following table. No options were granted during the three months ended March 31, 2022 and 2021. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the three months ended March 31, 2022 and 2021:

	2022		2021
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	858,750	$0.23	1,044,375	$0.21
Granted	—	$—	—	$—
Vested	(12,500)	$(0.21)	(225,000)	$(0.21)
Forfeited	(75,000)	$(0.32)	(29,375)	$(0.12)
Nonvested options at end of period	771,250	$0.22	790,000	$0.22

Stock Grants

Stock grant awards made under the EIPs typically vest either immediately or over a period of up to four years. The following table summarizes stock grant activity as of and for the three months ended March 31, 2022 and 2021:

	2022		2021
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	302,050	$0.07	200,000	$0.17
Granted	157,454	$0.19	87,500	$0.11
Vested	(122,514)	$(0.12)	(87,500)	$(0.12)
Forfeited	(104,954)	$(0.19)	—	$—
Nonvested grants at end of period	232,036	$0.07	200,000	$0.17

As of December 31, 2021, there was $33,618 of total unrecognized compensation cost related to stock grants made under the EIPs. That cost is expected to be recognized over a weighted-average period of 0.2 years. The weighted-average grant-date fair value of share grants made during the three months ended March 31, 2022 and 2021 was $0.19 per share and $0.11 per share, respectively. The aggregate fair value of share grants that vested during the three months ended March 31, 2022 and 2021 was $15,138 and $10,810, respectively.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant using. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

Liability-Classified Equity Instruments

During 2021, the Company made certain stock grants from the 2021 EIP that vest over a four-year period and that are settleable for a fixed dollar amount rather than a fixed number of shares. The original grant date fair value of the equity compensation was $165,000. The Company recognized an asset captioned “Deferred equity compensation” and an offsetting liability captioned as a “Liability-classified equity instrument.” During the three months ended March 31, 2022, the Company replaced certain variable share contracts with a new fixed share compensation structure. As a result, the Company de-recognized $25,000 of deferred stock compensation and liability-classified equity instruments. Amortization of the remaining deferred stock compensation assets in the three months ended March 31, 2022 and 2021 was $9,063 and $-0-, respectively. The liability will be converted to equity when shares are issued pursuant to prescribed vesting events.

NOTE 16 – SHAREHOLDERS’ EQUITY (DEFICIT)

Registered Direct Offering – August 2021

On August 26, 2021, the Company entered into a securities purchase agreement with a certain institutional investor (the “Purchaser”) pursuant to which the Company agreed to sell in a registered direct offering (the “Registered Direct Offering”) 3,703,704 shares of the Company’s common stock to the Purchaser at an offering price of $0.54 per share and issue associated warrants. In a concurrent private placement, the Company also sold to the Purchaser unregistered warrants (the “Warrants”) to purchase up to an aggregate of 1,851,852 shares of common stock, representing 50% of the shares of common stock that may be purchased in the Registered Direct Offering. The Warrants are exercisable at an exercise price of $0.65 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance. The Company also issued compensation warrants to its placement agent to purchase up to 269,269 shares of common stock, equal to 8.0% of the aggregate number of shares of common stock placed in the Registered Direct Offering. The placement agent warrants have a term of five (5) years from the commencement of sales under the Registered Direct Offering and an exercise price of $0.675 per share of common stock (equal to 125% of the offering price per share of common stock). The Company received net proceeds from the sale of shares of common stock, after deducting placement agent fees and other offering expenses payable by the Company, of $1,719,921. The transactions closed on August 31, 2021.

Investment Transaction – August 2020

On August 20, 2020, the Company entered into the Contribution Agreement with the Trusts and Michael T. Dent, the Chief Executive Officer and Chairman of the board of directors of the Company. Pursuant to the Contribution Agreement, the Trusts contributed an aggregate of 76,026 shares of common stock of NeoGenomics, Inc. with a fair value of $3,066,889 to the Company. In consideration for the foregoing, the Company issued the Trusts an aggregate of 2,750,000 shares of the Company’s newly designated Series B Preferred stock and an aggregate of 24,522,727 shares of the Company’s common stock.

Beginning on December 31, 2022, each share of Series B Preferred Stock is convertible into five shares of the Company’s common stock, subject to customary anti-dilution adjustments, including in the event of any stock split. The Series B Preferred Stock ranks senior to the common stock. Upon a liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the assets of the Company available for distribution to its stockholders will be distributed to holders of Series B Preferred Stock on an as converted basis and pro rata with the holders of common stock. Holders of Series B Preferred Stock are also entitled to participate in dividends declared or paid on the common stock on an as-converted basis.

The holders of Series B Preferred Stock generally are entitled to vote with the holders of the shares of common stock on all matters submitted for a vote of holders of shares of common stock (voting together with the holders of shares of common stock as one class). The holder of the shares of Preferred B Stock shall have that number of votes (identical in every other respect to the voting rights of the holders of common stock entitled to vote at any regular or special meeting of the shareholders) equal to 100 shares of common stock for each share of Preferred B Preferred Stock held (which shall never be deemed less than 51% of the vote required to approve any action), which Nevada law provides may or must be approved by vote or consent of the holders of common stock or the holders of other securities entitled to vote, if any.

At inception of the transaction, the Company recognized a beneficial conversion feature in the amount of $825,000, representing the difference between (i) the intrinsic price per share of the Series B Preferred based on the portion of proceeds allocated to the fair value of the Series B Preferred, and (ii) the fair value of the Company’s common stock. The beneficial conversion feature is being amortized as a deemed dividend from the inception date of the transaction through the end of the Series B Preferred conversion restriction on December 31, 2022. Amortization of the beneficial conversion feature is reflected in loss available to common stockholders on the statement of operations and totaled $117,857 in the year ended December 31, 2020. Further, since the Company have negative retained earnings, so there is no change to APIC or anywhere else in net equity from the deemed dividend and therefore nothing to show on the statement of equity.

Private Placements

During the year ended December 31, 2021, the Company sold 13,161,943 shares of common stock in 53 separate private placement transactions. The Company received $4,328,725 in proceeds from the sales. In connection with these stock sales, the Company also issued 6,581,527 five-year warrants to purchase shares of common stock at exercise prices between $0.27 and $1.05 per share.

During the year ended December 31, 2020, the Company sold 7,022,867 shares of common stock in 21 separate private placement transactions and received $698,000 in proceeds from the sales. In connection with the stock sales, the Company also issued 3,511,444 five-year warrants to purchase shares of common stock at exercise price between $0.16 and $0.27 per share.

Investment Agreement Draws

During the years ended December 31, 2021 and 2020, the Company issued 3,006,098 and 5,797,348 common shares, respectively, pursuant to draws made by the Company under the Investment Agreement and received an aggregate of $900,636 and $489,286, respectively, in net proceeds from the draws.

Shares issued to Consultants

During the years ended December 31, 2021 and 2020, the Company issued 2,998,122 and 1,114,861 common shares, respectively, to consultants for services rendered. In connection with the issuances, the Company recognized expenses totaling $495,246 and $206,483 in the years ended December 31, 2021 and 2020, respectively.

Common Stock Issuable

As of December 31, 2021 and 2020, the Company was obligated to issue the following shares:

	December 31, 2021		December 31, 2020
	Amount	Shares	Amount	Shares

Shares issuable to consultants, employees and directors	$282,347	719,366	$262,273	2,150,020

Stock Warrants

Transactions involving our stock warrants during the years ended December 31, 2021 and 2020 are summarized as follows:

	2021		2020
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	51,352,986	$0.17	47,056,293	$0.17
Granted during the period	22,421,026	$0.39	3,582,873	$0.20
Contractual adjustments to number of warrant shares during the period	—	$—	1,949,535	$0.08
Exercised during the period	(13,637,020)	$(0.18)	(1,185,715)	$(0.07)
Expired during the period	(340,000)	$(0.23)	(50,000)	$(0.40)
Outstanding at end of the period	59,796,992	$0.25	51,352,986	$0.17

Exercisable at end of the period	59,796,992	$0.25	51,352,986	$0.17

Weighted average remaining life	3.2 years		3.1 years

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2021:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.0001 to 0.09	14,789,573	3.0	$0.07	14,789,573	$0.07
$0.10 to 0.24	9,474,380	2.7	$0.17	9,474,380	$0.17
$0.25 to 0.49	31,666,448	3.3	$0.31	31,666,448	$0.31
$0.50 to 1.05	3,866,591	4.1	$0.67	3,866,591	$0.67
$0.05 to 1.00	59,796,992	3.2	$0.25	59,796,992	$0.25

During the years ended December 31, 2021 and 2020, the Company issued 22,421,026 and 3,582,873 warrants, respectively, the aggregate grant date fair value of which was $5,823,476 and $231,800, respectively. The fair value of the warrants was calculated using the following range of assumptions:

	2021	2020
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	0.38% to 0.97%	0.19% to 1.59%
Expected life range (in years)	3.00 to 5.00 years	5.00 years
Volatility range	169.53% to 193.21%	119.69% to 132.19%
Dividend yield	0.00%	0.00%

In addition, specific assumptions regarding investor exercise behavior were used in 2020, including probability assumptions related to estimated exercise behavior. During the years ended December 31, 2021 and 2020, the Company recognized deemed dividends of $-0- and $328,179 related to a down round price protection feature in two separate outstanding warrants. The deemed dividend represented the incremental fair value of the warrant before and after giving consideration to the price protection feature. The warrants were exercised in full during 2020 and first quarter 2021. Following the exercise, the Company had no additional outstanding warrants with a down round provision.

During the year ended December 31, 2021, the Company received $333,750 upon the exercise of 3,065,278 warrants with exercise prices between $0.09 and $0.15. Additionally, the Company issued 9,047,332 shares upon cashless exercise of 10,571,742 warrant shares exercised using a cashless exercise feature in settlement of litigation and other disputes amounts totaling $614,221 that had been accrued in 2020.

During the year ended December 31, 2020, the Company issued 927,398 common shares upon exercise of 1,185,715 warrant shares exercised using a cashless exercise feature.

Employee Equity Incentive Plans

On January 1, 2016, the Company adopted the 2016 Employee Equity Incentive Plan (the “2016 EIP”) for the purpose of having equity awards available to allow for equity participation by its employees. The 2016 EIP allowed for the issuance of up to 15,503,680 shares of the Company’s common stock to employees, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2016 EIP was governed by the Company’s board, or a committee that may be appointed by the board in the future. The plan expired during 2021 but allows for the prospective issuance of shares of common stock subject to vesting of awards made prior to expiration of the plan.

On September 9, 2021, the Company adopted the 2021 Employee Equity Incentive Plan (the “2021 EIP” and, together with the 2016 EIP, the “EIPs”) for the purpose of having equity awards available to allow for equity participation by its employees. The 2021 EIP allows for the issuance of up to 20,000,000 shares of the Company’s common stock to employees, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2021 EIP is governed by the Company’s board, or a committee that may be appointed by the board in the future.

Amounts recognized in the financial statements with respect to the Plans are as follows:

	2021	2020
Total cost of share-based payment plans during the year	$893,979	$564,667
Amounts capitalized in deferred equity compensation	$(165,000)	$—
Amounts charged against income for amounts previously capitalized	$13,750	$—
Amounts charged against income, before income tax benefit	$742,729	$564,667
Amount of related income tax benefit recognized in income	$—	$—

Stock Options

Stock options granted under the EIPs typically vest over a period of three to four years or based on achievement of Company and individual performance goals. The following table summarizes stock option activity as of and for the year ended December 31, 2021:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Stock options	Number	Price	Term (Yrs.)	Value
Outstanding at January 1, 2020	3,269,250	$0.21	7.7	$74,320
Granted during the period	60,000	$0.09
Exercised during the period	—	$—
Forfeited during the period	(217,500)	$(0.26)

Outstanding at December 31, 2020	3,111,750	$0.20	6.7	$40,783
Granted during the period	580,000	$0.33
Exercised during the period	(145,500)	$(0.11)
Forfeited during the period	(90,000)	$(0.19)

Outstanding at December 31, 2021	3,456,250	$0.20	6.5	$873,096

Exercisable at December 31, 2021	2,597,500	$0.20	6.1	$710,548

As of December 31, 2021, there was $128,279 of total unrecognized compensation cost related to options granted under the Plans. That cost is expected to be recognized over a weighted-average period of 2.6 years.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $0.25 and $0.07, respectively. The total fair value of options vested during the years ended December 31, 2021 and 2020 was $157,652 and $104,841, respectively. The aggregate intrinsic value of share options exercised during the years ended December 31, 2021 and 2020 was $98,335 and $-0-, respectively. During the years ended December 31, 2021 and 2020, the Company received $16,450 upon the exercise of 145,500 options with exercise prices between $0.10 and $0.252. There were no options exercised during the year ended December 31, 2020.

The fair value of each stock option award is estimated on the date of grant using a binomial lattice option-pricing model based on the assumptions noted in the following table. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

	2021	2020
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	1.47% to 1.68%	0.54% to 0.63%
Expected life range (in years)	10.0 years	10.0 years
Volatility range	170.44% to 192.25%	117.46% to 134.36%
Dividend yield	0.00%	0.00%

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the year ended December 31, 2021:

	2021		2020
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options outstanding at beginning of period	1,044,375	$0.21	1,636,250	$0.22
Granted	580,000	$0.25	60,000	$0.07
Vested	(707,500)	$(0.22)	(491,875)	$(0.21)
Forfeited	(58,125)	$(0.14)	(160,000)	$(0.21)
Nonvested options outstanding at end of period	858,750	$0.23	1,044,375	$0.21

Stock Grants

Stock grant awards made under the EIPs typically vest either immediately or over a period of up to four years. The following table summarizes stock grant activity as of and for the year ended December 31, 2021:

	2021		2020
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested awards outstanding at beginning of period	200,000	$0.17	332,500	$0.17
Granted	1,496,861	$0.21	791,965	$0.13
Vested	(1,337,311)	$(0.19)	(836,965)	$(0.15)
Forfeited	(57,500)	$(0.16)	(87,500)	$(0.06)
Nonvested awards outstanding at end of period	302,050	$0.27	200,000	$0.17

As of December 31, 2021, there was $16,014 of total unrecognized compensation cost related to stock grants made under the Plans. That cost is expected to be recognized over a weighted-average period of 1.4 years. The weighted-average grant-date fair value of share grants made during the years ended December 31, 2021 and 2020 was $0.21 per share and $0.13 per share, respectively. The aggregate fair value of share grants that vested during the years ended December 31, 2021 and 2020 was $135,805 and $121,616, respectively.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant using. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

Liability-Classified Equity Instruments

During the year ended December 31, 2021, the Company made certain stock grants from the 2021 Plan that vest over a four-year period and that are settleable for a fixed dollar amount rather than a fixed number of shares. The original grant date fair value of the equity compensation was $165,000. The Company recognized an asset captioned “Deferred equity compensation” and an offsetting liability captioned as a “Liability-classified equity instrument.” Amortization of the asset in the years ended December 31, 2021 and 2020 was $13,750 and $-0-, respectively. The liability will be relieved to equity when shares are issued pursuant to prescribed vesting events.